Convertible Note and Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Convertible Note and Notes Payable [Abstract]
Schedule of unamortized debt discount, fair value of conversion feature, and accrued interest
	April 26, 2022	December 31, 2021
Unamortized debt discount	$230	$657
Fair value of conversion feature	$4,094	$3,488
Accrued interest	$1,375	$1,136

	December 31, 2021	December 31, 2020
Unamortized debt discount	$657	$1,942
Fair value of conversion feature	$3,488	$2,380
Accrued interest	$1,136	$395

Schedule of accrued interest and fair value remeasurement
	December 31, 2021	December 31, 2020
Remeasurement of conversion feature – gain/(loss)	$(1,108)	$80

Schedule of convertible notes, debt balances
	September 30, 2022
	SVB March 2021 Note	SCI June 2021 Note	Total
Notes payable	$12,000	$4,593	$16,593
Notes payable, net of current portion	13,050	9,479	22,529
Unamortized loan discount	(81)	—	(81)
Total	$24,969	$14,072	$39,041
Unamortized debt issuance cost recorded as an asset	$—	$326	$326
December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132

December 31, 2021
SVB March 2021 Note
Note payable, current portion	$31,050
Unamortized loan discount	(1,086)
Carrying value	$29,964
	December 31, 2021
	SNAP June 2020 Note	SCI June 2021 Note	Total
Convertible notes, current portion	$15,000	$15,525	$30,525
Unamortized loan discount	(657)	—	(657)
Total	$14,343	$15,525	$29,868
Unamortized debt issuance cost recorded as an asset	$—	$1,132	$1,132
December 31, 2020
SNAP June 2020 Note
Convertible notes, net of current portion	$15,000
Unamortized loan discount	(1,942)
Carrying value	$13,058